Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

The Company has established and maintains a cybersecurity risk management program, comprising policies, procedures, compliance measures, and awareness programs aimed at mitigating risks. This program is integrated into the Company’s overall risk management system and processes, and is managed internally. Management is tasked with identifying risks that could impede the achievement of stated control activities in the service organization’s systems. It has implemented a process to identify relevant risks that could affect the organization’s ability to deliver secure and reliable services to its customers, which include a review of the cybersecurity safeguards utilized by their critical third party service providers. Risk assessments are conducted periodically, with findings and recommendations presented to the Company’s Board of Directors, or adjusted based on evolving business needs, covering risks that could hinder the Company’s objectives and those specifically related to data security compromises.

Each identified risk is evaluated based on its impact and likelihood of occurrence, with high-scoring risks receiving prompt attention. Risks are analyzed to determine whether they meet the Company’s risk acceptance criteria for toleration or require a mitigation plan.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	This program is integrated into the Company’s overall risk management system and processes, and is managed internally.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]	Cybersecurity threat oversight is led by the Chief Technology Officer, supported by the CFO, who has extensive experience in implementing operational procedures.
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The audit committee is responsible for overseeing cybersecurity and monitoring risks. Management regularly updates the audit committee on these risks during committee meetings.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

As of the reporting date, there are no significant cybersecurity threats known to materially affect or are reasonably likely to materially affect the Company, including its business strategy, financial condition, or operational results.